SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHICAL INFORMATION [Abstract]
Summary of Operating Results by Segment

		Airport
		Security
		and Other
		Aviation
	Corporate	Services	Technology	Total
Year ended December 31, 2012:
Revenue	$-	$102,549	$401	$102,950
Depreciation and amortization	3	676	55	734
Loss from continuing operations	(3,268)	(1,448)	(3,304)	(8,020)
Total assets from continuing
operations	411	21,710	438	22,559

Year ended December 31, 2011:
Revenue	$-	$99,832	$495	$100,327
Depreciation and amortization	7	572	41	620
Loss from continuing operations	(527)	(410)	(3,998)	(4,935)
Total assets from continuing
operations	491	21,424	561	22,476

Year ended December 31, 2010:
Revenue	-	91,748	607	92,355
Depreciation and amortization	11	668	34	713
Income (loss) from continuing
operations	(3,735)	1,395	(4,275)	(6,615)

Schedule of Revenues by Geographic Area

Revenue by country is summarized as follows:

	Year Ended December 31,
	2012	2011	2010

United States	$36,866	$35,770	$35,667
Netherlands	48,284	47,516	42,242
Other	17,800	17,041	14,446
Total	$102,950	$100,327	$92,355

Schedule of Property and Equipment, Net by Geographic Regions

Property and equipment, net of accumulated depreciation and amortization, by country is summarized as follows:

	December 31,
	2012	2011

United States	$521	$550
Netherlands	762	829
Other	296	310
Total	$1,579	$1,689